Derivative financial instruments - Summary of Interest Rate Swap (IRS) Agreements (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
At fair value
Disclosure Of Detailed Information About Interest Rate Swap Contract [Line Items]
Fair value	€ 22,454	€ 1,786
Fair value	(2,362)	(14,138)
Interest rate swaps | Interest rate risk | At fair value
Disclosure Of Detailed Information About Interest Rate Swap Contract [Line Items]
Fair value	9,379	0
Fair value	0	(2,412)
Interest rate swaps | Financial Instruments Held For Hedging | Interest rate risk
Disclosure Of Detailed Information About Interest Rate Swap Contract [Line Items]
Notional amount	320,000	323,816
IRS 1 | Interest rate swaps | Interest rate risk | At fair value
Disclosure Of Detailed Information About Interest Rate Swap Contract [Line Items]
Fair value	€ 67
Fair value		(192)
IRS 1 | Interest rate swaps | Financial Instruments Held For Hedging | Interest rate risk
Disclosure Of Detailed Information About Interest Rate Swap Contract [Line Items]
Maturity date	Jan. 27, 2023
Fixed interest rate	0.27%
Notional amount	€ 20,000	20,000
IRS 2 | Interest rate swaps | Interest rate risk | At fair value
Disclosure Of Detailed Information About Interest Rate Swap Contract [Line Items]
Fair value	€ 45
Fair value		(144)
IRS 2 | Interest rate swaps | Financial Instruments Held For Hedging | Interest rate risk
Disclosure Of Detailed Information About Interest Rate Swap Contract [Line Items]
Maturity date	Feb. 08, 2023
Fixed interest rate	0.17%
Notional amount	€ 20,000	20,000
IRS 3 | Interest rate swaps | Interest rate risk | At fair value
Disclosure Of Detailed Information About Interest Rate Swap Contract [Line Items]
Fair value	€ 428
Fair value		(523)
IRS 3 | Interest rate swaps | Financial Instruments Held For Hedging | Interest rate risk
Disclosure Of Detailed Information About Interest Rate Swap Contract [Line Items]
Maturity date	Apr. 27, 2023
Fixed interest rate	0.26%
Notional amount	€ 50,000	50,000
IRS 4 | Interest rate swaps | Interest rate risk | At fair value
Disclosure Of Detailed Information About Interest Rate Swap Contract [Line Items]
Fair value	€ 676
Fair value		(483)
IRS 4 | Interest rate swaps | Financial Instruments Held For Hedging | Interest rate risk
Disclosure Of Detailed Information About Interest Rate Swap Contract [Line Items]
Maturity date	Aug. 03, 2023
Fixed interest rate	0.28%
Notional amount	€ 40,000	40,000
IRS 5 | Interest rate swaps | Interest rate risk | At fair value
Disclosure Of Detailed Information About Interest Rate Swap Contract [Line Items]
Fair value	€ 1,564
Fair value		(801)
IRS 5 | Interest rate swaps | Financial Instruments Held For Hedging | Interest rate risk
Disclosure Of Detailed Information About Interest Rate Swap Contract [Line Items]
Maturity date	Nov. 17, 2023
Fixed interest rate	0.34%
Notional amount	€ 60,000	60,000
IRS 6 | Interest rate swaps | Interest rate risk | At fair value
Disclosure Of Detailed Information About Interest Rate Swap Contract [Line Items]
Fair value	€ 3,775
Fair value		(109)
IRS 6 | Interest rate swaps | Financial Instruments Held For Hedging | Interest rate risk
Disclosure Of Detailed Information About Interest Rate Swap Contract [Line Items]
Maturity date	Apr. 15, 2024
Fixed interest rate	(0.24%)
Notional amount	€ 80,000	80,000
IRS 7 | Interest rate swaps | Interest rate risk | At fair value
Disclosure Of Detailed Information About Interest Rate Swap Contract [Line Items]
Fair value	€ 2,824	72
IRS 7 | Interest rate swaps | Financial Instruments Held For Hedging | Interest rate risk
Disclosure Of Detailed Information About Interest Rate Swap Contract [Line Items]
Maturity date	Dec. 20, 2024
Fixed interest rate	0.01%
Notional amount	€ 50,000	50,000
IRS 8(*) | Interest rate swaps | Interest rate risk | At fair value
Disclosure Of Detailed Information About Interest Rate Swap Contract [Line Items]
Fair value	€ 0
Fair value		(57)
IRS 8(*) | Interest rate swaps | Financial Instruments Held For Hedging | Interest rate risk
Disclosure Of Detailed Information About Interest Rate Swap Contract [Line Items]
Maturity date	Jul. 29, 2027
Fixed interest rate	0.80%
Notional amount	€ 0	1,996
IRS 9(*) | Interest rate swaps | Interest rate risk | At fair value
Disclosure Of Detailed Information About Interest Rate Swap Contract [Line Items]
Fair value	€ 0
Fair value		(175)
IRS 9(*) | Interest rate swaps | Financial Instruments Held For Hedging | Interest rate risk
Disclosure Of Detailed Information About Interest Rate Swap Contract [Line Items]
Maturity date	Dec. 18, 2031
Fixed interest rate	1.94%
Notional amount	€ 0	€ 1,820